Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

1. DESCRIPTION OF PLAN:

The following description of the Kimco Realty Corporation 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a comprehensive description of the Plan’s provisions.

General - The Plan was established on March 31, 1984 as a defined contribution plan covering all eligible full-time, part-time and temporary employees of Kimco Realty Corporation (the “Company”) who are 21 years of age or older. Effective January 1, 2024 temporary employees who completed 500 hours of service are eligible to participate in the Plan. Employees may elect to participate in the Plan on the first day of the month coinciding with or following their hire date or eligibility requirements, respectively. The Company will provide a matching contribution for participants who have completed one year of service and are 21 years of age or older. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). For the years ended December 31, 2025 and 2024, T. Rowe Price Trust Company (“T. Rowe Price”) served as trustee of the Plan.

On August 28, 2023, the Company and RPT Realty (“RPT”) announced that they had entered into a definitive merger agreement (the “Merger Agreement”) pursuant to which the Company would acquire RPT through a series of mergers (collectively the “RPT Merger”). On January 2, 2024, RPT merged with and into the Company, with the Company continuing as the surviving public company.

Prior to the Merger, RPT maintained a separate 401(k) plan for the benefit of RPT’s employees, which was known as RPT Realty, Inc. 401(K) Plan (the “RPT Plan”). Effective April 15, 2024, the RPT Plan was transferred into the Plan. The assets of the RPT Plan held by Fidelity Investments Institutional, were valued then sold or transferred in kind to T. Rowe Price, trustee for the Plan. The net assets transferred as a result of the merger amounted to $10,628,408 after taking into consideration employer contributions.

Effective January 1, 2025, the Plan was amended to implement certain optional withdrawal provisions of the Setting Every Community Up for Retirement Enhancement 2.0 Act (SECURE 2.0 Act), which expands and modifies changes to the laws brought about by the Bipartisan Budget Act of 2018 and the Setting Every Community Up for Retirement Enhancement Act of 2019 (SECURE Act of 2019). The Plan adopted the optional provisions that permit a catch-up contribution limit of $34,750 for employees aged 60 to 63 as well as Emergency Withdrawals of $1,000 or less relating to Domestic Abuse, Qualified Birth/or Adoption and Qualified Declared Disaster Withdrawals.

Contributions - Each year, participants may contribute a combination of pre-tax and after-tax annual compensation, as defined in the Plan, up to the maximum combined allowable amount determined by the Internal Revenue Service (“IRS”) each calendar year ($23,500 in 2025 and $23,000 in 2024). Those who were age 50 or older during 2025 and 2024 were able to take advantage of a higher pre-tax contribution limit of $31,000 and $30,500, respectively. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants have the option to make changes to their percentage contribution election daily. The Company matches participants’ contributions annually up to 5% of eligible compensation subject to IRS limitations and maximum company match. All matching contributions by the Company are deposited into the participants’ individual account separately. In addition to the matching contribution, the Company may make a discretionary contribution which is determined and approved by the Plan’s investment committee on an annual basis. No discretionary contribution payments were made for the years ended December 31, 2025 and 2024.

The Plan has a Roth 401(k) feature which enables participants to defer some or all of their 401(k) contributions on an after-tax rather than pre-tax basis, allowing for tax-free (federal and most states) distributions on both participant contributions and related earnings at retirement. Generally, participation in the Roth 401(k) allows for tax free distributions if the Roth account has been in place for 5 years and the participant has attained age 59 ½.

The Plan has a safe harbor status for its matching contributions. The employer will match the employee’s elective deferral contributions and catch-up contributions on a dollar-to-dollar basis up to 5% of the eligible compensation contributed to the Plan on a per pay period basis, with a maximum annual company match of $10,000 and $8,500 in 2025 and 2024, respectively. The amount of compensation taken into consideration for purposes of this match is restricted to the annual pay limit of $350,000 and $345,000 for 2025 and 2024, respectively, as designated by the IRS.

Participant accounts - Each participant’s account is credited with the participant’s contribution and allocations of the Company’s contribution and Plan earnings. Each participant may direct their contribution to be invested in any of the nineteen mutual funds, fourteen common collective trust funds or Kimco Realty Company Stock offered by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting - Participants are immediately vested in their voluntary and Company matching contributions plus actual earnings thereon.

Notes Receivable from participants - Participants may borrow from their fund accounts an amount aggregating the lesser of (1) 50% of the participant’s eligible vested balance up to a maximum of $50,000 or (2) $50,000 minus the participant’s highest outstanding loan balance from the past 12 months. Loan terms range from one to five years or a reasonable period of time greater than 5 years for the purchase of a principal residence. The Plan allows for a participant to have two loans outstanding at one time. The loans are collateralized by the balance in the participant’s account and bear interest at a fixed rate based on the Wall Street Journal’s prime rate published on the prior business day plus, 1% at time of issuance. The interest rate must be one that a bank or other professional lender would charge for making a loan in similar circumstances. The interest rates for loans outstanding at December 31, 2025 and 2024, ranged from 4.25% - 9.50%.

Payment of benefits - The Plan allows for installment payments and partial distributions to participants. Upon termination of service, a participant may elect to receive a lump-sum amount or installment payments equal to the value of the participant’s vested interest in his or her account. Participants under the age of 59½ years may obtain a portion of their account balance in the event of financial hardship. The basis for determining financial hardship is in accordance with Section 401(k) of the Internal Revenue Code. Hardship withdrawals are not subject to the six-month suspension for making contributions to the Plan after such withdrawal is received.

Other income - T. Rowe Price Retirement Plan Services, Inc. (“TRP RPS”) provides pricing credits to the Plan in recognition of amounts TRP RPS (and its affiliates) receives from Plan investment options. Subject to any plan sponsor imposed de minimis rules, the pricing credits are allocated to the Plan accounts of participants in proportion to their account balances invested in those investment options. To be eligible for an allocation of fee credits, a participant must maintain a balance in the Plan on the last day of the quarter.

The following table presents the change in the administrative budget account for the years ended December 31, 2025 and 2024:

	2025	2024

Balance at January 1,	$13,615	$12,964
Gain	550	651
Balance at December 31,	$14,165	$13,615

Administrative expenses - Expenses related to Plan maintenance are paid by the participant. Investment-related expenses are included in net appreciation in fair value of investments. The Plan pays a flat annual rate per participant for the record keeping fees, which are used to cover the recordkeeping services provided by T. Rowe Price. All other expenses are substantially paid by the Company and are excluded from these financial statements.